OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income [abstract]
Interest and other investment income	$ 107	$ 68	$ 59
Gain on regulatory and contract settlement	22	43	35
Gain on disposition of non core assets and development assets	72	0	202
Other	470	25	8
Other income, net	671	$ 136	$ 304
Gain on bargain purchase	$ 370